Related Party Transactions and Balances (Details) - Schedule of related parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances (Details) - Schedule of related parties [Line Items]
Due from related party	$ 1,493
Due to related parties	14,055,113	15,531,258	$ 12,789,537
Pan Shi [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties [Line Items]
Due from related party	1,493
Due to related parties	319	3,055	6,279
Xianchang Ma [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties [Line Items]
Due to related parties	13,996,198	15,193,647	12,778,230
Qiuping Lu [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties [Line Items]
Due to related parties	58,531	328,869
Liuhong Liu [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties [Line Items]
Due to related parties		5,619	$ 5,028
Jin Tian [Member]
Related Party Transactions and Balances (Details) - Schedule of related parties [Line Items]
Due to related parties	$ 65	$ 68